UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Emerging Markets Equity Fund

(formerly Deutsche Emerging Markets Equity Fund)

	Shares	Value ($)
Equity Securities 85.9%
Australia 1.1%
BHP Billiton PLC (Cost $758,990)	56,204	1,293,905
Brazil 5.0%
Banco do Brasil SA	155,751	1,348,655
CCR SA	57,982	162,670
Itau Unibanco Holding SA (ADR) (Preferred)	56,900	682,231
Itau Unibanco Holding SA (Preferred)	96,322	1,154,848
Lojas Americanas SA (Preferred)	104,663	505,845
Multiplan Empreendimentos Imobiliarios SA	1,848	9,887
Vale SA (ADR)	155,022	2,272,622
(Cost $5,839,596)		6,136,758
China 29.0%
Alibaba Group Holding Ltd. (ADR)*	34,544	6,467,673
Baidu, Inc. (ADR)*	9,536	2,357,109
Bank of China Ltd. "H"	3,282,000	1,550,776
China Construction Bank Corp. "H"	3,758,577	3,439,217
China Merchants Bank Co., Ltd. "H"	181,120	714,845
China Petroleum & Chemical Corp. "H"	1,252,000	1,215,956
Ctrip.com International Ltd. (ADR)*	11,500	473,225
Datang International Power Generation Co., Ltd. "H"	1,116,000	324,218
Industrial & Commercial Bank of China Ltd. "H"	4,607,095	3,437,276
JD.com, Inc. (ADR)*	29,869	1,071,102
KWG Property Holding Ltd.	454,000	520,812
New Oriental Education & Technology Group, Inc. (ADR)	22,850	1,966,014
PetroChina Co., Ltd. "H"	3,399,300	2,610,217
Ping An Insurance (Group) Co. of China Ltd. "H"	276,532	2,588,430
Tencent Holdings Ltd.	125,900	5,756,860
Zhuzhou CRRC Times Electric Co., Ltd. "H"	139,000	837,421
(Cost $26,574,270)		35,331,151
Hong Kong 6.1%
AIA Group Ltd.	206,000	1,812,548
China Mobile Ltd.	288,152	2,620,097
China Overseas Land & Investment Ltd.	397,475	1,255,859
Galaxy Entertainment Group Ltd.	59,000	477,018
Melco Resorts & Entertainment Ltd. (ADR)	48,000	1,241,280
(Cost $7,385,669)		7,406,802
India 8.5%
HDFC Bank Ltd. (ADR)	34,927	3,609,356
ICICI Bank Ltd.	240,257	1,064,343
ICICI Bank Ltd. (ADR)*	102,820	907,901
ITC Ltd.	192,000	836,100
Larsen & Toubro Ltd.	32,190	613,716
Maruti Suzuki India Ltd.	10,439	1,457,332
Tata Consultancy Services Ltd.	27,544	783,353
UltraTech Cement Ltd.	8,316	509,908
Zee Entertainment Enterprises Ltd.	75,600	581,196
(Cost $8,566,500)		10,363,205
Indonesia 0.7%
PT Bank Central Asia Tbk (Cost $526,655)	533,614	860,040
Korea 13.3%
Amorepacific Corp.	1,658	397,054
Hyundai Motor Co.	3,718	429,872
KB Financial Group, Inc.	23,000	1,103,193
KT Corp.	20,066	511,576
LG Chem Ltd.	4,837	1,626,034
LG Household & Health Care Ltd.	906	979,911
Naver Corp.	1,918	1,231,079
Netmarble Corp. 144A	2,615	337,823
POSCO	4,240	1,253,968
Samsung Electro-Mechanics Co., Ltd.	4,795	661,292
Samsung Electronics Co., Ltd.	135,200	5,604,061
Samsung Fire & Marine Insurance Co., Ltd.	4,292	1,046,302
Shinhan Financial Group Co., Ltd.	26,554	1,033,277
(Cost $14,324,799)		16,215,442
Mexico 2.0%
Fomento Economico Mexicano SAB de CV (ADR)	13,742	1,348,640
Gruma SAB de CV "B"	15,238	196,957
Grupo Financiero Inbursa SAB de CV "O"	505,109	833,368
(Cost $2,453,138)		2,378,965
Russia 3.9%
Gazprom PJSC (ADR)	130,471	592,338
LUKOIL PJSC (ADR)	17,698	1,265,407
Rosneft Oil Co. PJSC (GDR) REG S	201,759	1,331,609
Sberbank of Russia PJSC (ADR)	58,484	820,531
Yandex NV "A"* (a)	20,599	740,740
(Cost $4,292,338)		4,750,625
South Africa 5.2%
Dis-Chem Pharmacies Ltd. 144A	204,702	453,892
FirstRand Ltd.	378,000	1,990,887
Naspers Ltd. "N"	9,550	2,358,767
Shoprite Holdings Ltd.	35,000	579,196
Truworths International Ltd.	109,301	679,731
Woolworths Holdings Ltd.	71,988	279,688
(Cost $5,075,653)		6,342,161
Taiwan 9.0%
ASE Industrial Holdings Co., Ltd.	239,761	615,587
Catcher Technology Co., Ltd.	41,000	507,167
Chunghwa Telecom Co., Ltd.	643,000	2,212,297
Formosa Plastics Corp.	108,000	397,423
Fubon Financial Holding Co., Ltd.	337,000	559,538
Hon Hai Precision Industry Co., Ltd.	320,000	878,813
Hon Hai Precision Industry Co., Ltd. (GDR) REG S	466	2,563
Taiwan Semiconductor Manufacturing Co., Ltd.	715,803	5,772,484
(Cost $8,111,054)		10,945,872
Thailand 1.5%
CP ALL PCL (NVDR)	349,400	789,209
Kasikornbank PCL (NVDR)	75,600	495,614
PTT PCL (NVDR)	320,000	494,181
(Cost $1,649,414)		1,779,004
Turkey 0.3%
KOC Holding AS	100,545	286,081
Turkiye Garanti Bankasi AS	97,879	141,579
(Cost $716,326)		427,660
United Arab Emirates 0.3%
Emaar Malls PJSC (Cost $589,330)	687,850	381,469
Total Equity Securities (Cost $86,863,732)		104,613,059
Exchange-Traded Fund 5.2%
iShares MSCI Emerging Markets ETF (b)	118,500	5,315,910
VanEck Vectors Vietnam ETF (b)	62,000	1,020,520
Total Exchange-Traded Fund (Cost $6,293,077)		6,336,430
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (c) (d) (Cost $5,654,650)	5,654,650	5,654,650
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 1.86% (c) (Cost $3,786,629)	3,786,629	3,786,629
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $102,598,088)	98.8	120,390,768
Other Assets and Liabilities, Net	1.2	1,430,780
Net Assets	100.0	121,821,548

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (c) (d)
4,062,700	1,591,950	—	—	—	7,775	—	5,654,650	5,654,650
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 1.86% (c)
4,127,957	63,072,592	63,413,920	—	—	101,205	—	3,786,629	3,786,629
8,190,657	64,664,542	63,413,920	—	—	108,980	—	9,441,279	9,441,279

* Non-income producing security.
(a) Listed on the NASDAQ Stock Market, Inc.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $5,545,156, which is 4.6% of net assets.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At July 31, 2018 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities & Exchange-Traded Fund
Financials	37,531,185	34%
Information Technology	31,716,604	28%
Consumer Discretionary	11,521,070	10%
Energy	7,509,708	7%
Materials	7,353,860	7%
Consumer Staples	5,580,959	5%
Telecommunication Services	5,343,970	5%
Real Estate	2,168,027	2%
Industrials	1,899,888	2%
Utilities	324,218	0%
Total	110,949,489	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,293,905	$—	$1,293,905
Brazil	6,136,758	—	—	6,136,758
China	12,335,123	22,996,028	—	35,331,151
Hong Kong	1,241,280	6,165,522	—	7,406,802
India	4,517,257	5,845,948	—	10,363,205
Indonesia	—	860,040	—	860,040
Korea	—	16,215,442	—	16,215,442
Mexico	2,378,965	—	—	2,378,965
Russia	4,750,625	—	—	4,750,625
South Africa	—	6,342,161	—	6,342,161
Taiwan	2,563	10,943,309	—	10,945,872
Thailand	—	1,779,004	—	1,779,004
Turkey	—	427,660	—	427,660
United Arab Emirates	—	381,469	—	381,469
Exchange-Traded Fund	6,336,430	—	—	6,336,430
Short-Term Investments (e)	9,441,279	—	—	9,441,279
Total	$47,140,280	$73,250,488	$—	$120,390,768

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended July 31, 2018, the amount of the transfers between Level 1 and Level 2 was $50,097,531.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018